PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Feb. 28, 2018	Feb. 28, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Line Items]
Prepaid rental		$ 29,813,900	$ 16,550,792
Prepayments to suppliers	[1]	47,633,175	36,763,795
Interest receivable		8,655,362	4,347,655
Staff advances	[2]	7,003,759	2,680,725
Loan to employees	[3]	5,459,861	4,095,974
Other deposits		2,577,362	1,923,303
Prepaid VAT		2,625,726	390,253
Study cards and book receivables		4,290,979	1,146,482
Receivable from rendered online advertising services		9,326,072	6,828,823
Receivable from an available-for-sale investment investee	[4]	0	81,099,081
Loans to third-parties	[5]	5,530,973	0
Receivables of withoholding tax from employees for option exercise proceeds		3,627,779	0
Others		6,690,925	4,395,940
Prepaid expenses and other current assets		$ 133,235,873	$ 160,222,823

[1]	Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group's study abroad business to recruitment agencies. Such prepayments are generally short-term and refundable if performance condition is not met.
[2]	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
[3]	The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.
[4]	One of the Group's domestic investees was in the process of terminating its VIE structure as of February 28, 2017, as part of its domestic IPO plan. To facilitate the restructuring, the Group has provided prepayment to the investee in fiscal year 2017 and fully collected the amount in fiscal year 2018.
[5]	Loans to third-parties are generally mature in less than one year. Upon the maturity of the loans, they will be settled through repayment or conversion to equity interests of the borrowers at the Group's discretion.